Summary of Significant Accounting Policies (Details 10) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
2020 (remainder)	$ 217,557	$ 230,076
2021	250,543	230,543
2022	231,678	231,678
2023	39,178	39,178
Total future minimum lease payments	738,956	731,475
Less: Lease imputed interest	80,785	145,594
Total	$ 658,171	$ 585,881